22. Other Commitments and Contingencies - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Commitments and Contingencies
License fees	€ 92	€ 124	€ 174
Future payment obligations under non-cancellable fees	€ 25